Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Marketable securities, commodities, timedeposits, and derivative financial instruments
(USD millions)	2021	2020

Commodities	111	111

Debt securities	2 741	26

Time deposits and short-term investments with original maturity more than 90 days	12 965	1 609

Derivative financial instruments	105	159

Total marketable securities, commodities, time deposits and derivative financial instruments	15 922	1 905

Cash and cash equivalents
(USD millions)	2021	2020

Current accounts	3 396	3 750

Time deposits and short-term investments with original maturity less than 90 days	9 011	5 908

Total cash and cash equivalents	12 407	9 658